Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) reinsurer	Dec. 31, 2015 USD ($)
Reinsurance Recoverables
Reinsurance recoverable, gross	$ 388,887
Less: Allowance	(14)
Net reinsurance recoverable	388,873	$ 260,281
Ceded future policyholder benefits and expense
Reinsurance Recoverables
Reinsurance recoverable, gross	289,303
Less: Allowance	0
Net reinsurance recoverable	289,303
Ceded unearned premiums
Reinsurance Recoverables
Reinsurance recoverable, gross	3,158
Less: Allowance	0
Net reinsurance recoverable	3,158
Ceded claims and benefits payable
Reinsurance Recoverables
Reinsurance recoverable, gross	95,936
Less: Allowance	0
Net reinsurance recoverable	95,936
Ceded paid losses
Reinsurance Recoverables
Reinsurance recoverable, gross	490
Less: Allowance	(14)
Net reinsurance recoverable	476
John Hancock, The Hartford and Sun Life
Reinsurance Recoverables
Net reinsurance recoverable	$ 387,504
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
AM Best, A Plus Plus or A Plus
Reinsurance Recoverables
Reinsurance recoverable, gross	$ 383,149
AM Best, A Plus Plus or A Plus | Ceded future policyholder benefits and expense
Reinsurance Recoverables
Reinsurance recoverable, gross	283,676
AM Best, A Plus Plus or A Plus | Ceded unearned premiums
Reinsurance Recoverables
Reinsurance recoverable, gross	3,158
AM Best, A Plus Plus or A Plus | Ceded claims and benefits payable
Reinsurance Recoverables
Reinsurance recoverable, gross	95,740
AM Best, A Plus Plus or A Plus | Ceded paid losses
Reinsurance Recoverables
Reinsurance recoverable, gross	575
AM Best, A or A-
Reinsurance Recoverables
Reinsurance recoverable, gross	5,627
AM Best, A or A- | Ceded future policyholder benefits and expense
Reinsurance Recoverables
Reinsurance recoverable, gross	5,627
AM Best, A or A- | Ceded unearned premiums
Reinsurance Recoverables
Reinsurance recoverable, gross	0
AM Best, A or A- | Ceded claims and benefits payable
Reinsurance Recoverables
Reinsurance recoverable, gross	0
AM Best, A or A- | Ceded paid losses
Reinsurance Recoverables
Reinsurance recoverable, gross	0
Not rated
Reinsurance Recoverables
Reinsurance recoverable, gross	111
Not rated | Ceded future policyholder benefits and expense
Reinsurance Recoverables
Reinsurance recoverable, gross	0
Not rated | Ceded unearned premiums
Reinsurance Recoverables
Reinsurance recoverable, gross	0
Not rated | Ceded claims and benefits payable
Reinsurance Recoverables
Reinsurance recoverable, gross	196
Not rated | Ceded paid losses
Reinsurance Recoverables
Reinsurance recoverable, gross	$ (85)